Share Based Compensation (PSU Expense) (Details) (Performance Share Units [Member}, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Performance Share Units [Member}
Performance Shares Details [Line Items]
Peformance shares, expense (recovery)	$ 1,185	$ 0
Performance shares, unrecognized compensation cost	2,218	0
Performance shares, compensation cost accrued	$ 1,188	$ 0